Leases - Schedule of Future Minimum Lease Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Operating - 2025	$ 616
Finance - 2025	(0)
Operating - 2026	543
Finance - 2026	(0)
Operating - 2027	288
Finance - 2027	(0)
Operating - 2028	158
Finance - 2028	(0)
Operating - 2029 and beyond	(0)
Finance - 2029 and beyond	(0)
Operating - Total future minimum operating lease payments	1,605
Finance - Total future minimum finance lease payments	(0)
Operating - Less efffects of discounting	145
Finance - Less effects of discounting	0
Operating - Lease liabilities recognized	1,460	$ 2,081
Finance - Lease liabilities recognized	(0)
Short-Term
Operating - 2025	(0)
Operating - 2026	(0)
Operating - 2027	(0)
Operating - 2028	(0)
Operating - 2029 and beyond	(0)
Operating - Total future minimum operating lease payments	(0)
Operating - Less efffects of discounting	(0)
Operating - Lease liabilities recognized	$ (0)